Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company is organized into two operating segments: Insurance and Reinsurance. The Company’s general investment, financing operations and run-off life operations are reflected in Corporate and Other.
On May 30, 2014, the Company completed the sale of 100% of the common shares of its wholly owned subsidiary, XL Life Reinsurance (SAC) Ltd (“XLLR”), to GreyCastle Holdings Ltd. As a result of the transaction, XLLR reinsures the majority of the Company's life reinsurance business via 100% quota share reinsurance. This transaction covers a substantial portion of the Company’s life reinsurance reserves. Due to the Company's conclusion that it no longer considers the run-off life operations, sometimes referred to herein as "Life Operations," to be a separate operating segment as a result of this transaction, the Company determined to recast the consolidated financial statements to reflect the revised segments.
The Company evaluates the performance of both the Insurance and Reinsurance segments based on underwriting profit. Other items of revenue and expenditure of the Company are not evaluated at the segment level. In addition, the Company does not allocate investment assets used to support its Property and Casualty (“P&C”) operations to the individual segments, except as noted below. Investment assets related to certain structured products included in the Insurance and Reinsurance segments are held in separately identified portfolios and, as such, net investment income from these assets is included in the contribution from the applicable segment. Investment assets related to the run-off life operations are held in separately identifiable portfolios and, as such, net investment income from these assets is included in Corporate and Other.
The following tables summarize the segment results for the indicated years ended:

Year Ended December 31, 2013 (U.S. dollars in thousands, except ratios)	Insurance	Reinsurance	Total P&C	Corporate and Other (1)	Total
Gross premiums written	$5,523,181	$1,893,611	$7,416,792	$324,343	$7,741,135
Net premiums written	4,154,093	1,749,889	5,903,982	295,422	6,199,404
Net premiums earned	4,267,677	1,746,422	6,014,099	295,422	6,309,521
Net losses and loss expenses	2,829,999	901,465	3,731,464	465,702	4,197,166
Acquisition costs	529,270	353,388	882,658	26,665	909,323
Operating expenses (2)	782,677	166,238	948,915	8,926	957,841
Underwriting profit (loss)	$125,731	$325,331	$451,062	$(205,871)	$245,191
Net investment income			599,144	286,645	885,789
Net results from structured products (3)	15,562	8,229	23,791	—	23,791
Net fee income and other (4)	(9,317)	2,320	(6,997)	1,305	(5,692)
Net realized gains (losses) on investments			85,792	1,985	87,777
Net realized & unrealized gains (losses) on derivative instruments			—	7,798	7,798
Net income (loss) from investment fund affiliates and operating affiliates (5)			—	258,195	258,195
Exchange (gains) losses			—	(28,243)	(28,243)
Corporate operating expenses			—	209,454	209,454
Contribution from P&C and Corporate and Other			$1,152,792	$168,846	$1,321,638
Interest expense (6)				107,486	107,486
Non-controlling interests				76,731	76,731
Income tax expense				77,505	77,505
Net income (loss) attributable to ordinary shareholders					$1,059,916
Ratios – P&C operations: (7)
Loss and loss expense ratio	66.3%	51.6%	62.0%
Underwriting expense ratio	30.8%	29.8%	30.5%
Combined ratio	97.1%	81.4%	92.5%
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(1)	Corporate and Other includes other items of our revenue and expenditure that are not evaluated at the segment level for reporting purposes, as well as the Company's run-off life operations.

(2)	Operating expenses exclude Corporate operating expenses, shown separately.

(3)	The net results from P&C structured products include net investment income and interest expense of $71.9 million and $48.0 million, respectively.

(4)	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.

(5)	The Company records the income related to the alternative funds and to the private investment and operating fund affiliates on a one-month and three-month lag, respectively.

(6)	Interest expense excludes interest expense related to deposit liabilities recorded in the Insurance and Reinsurance segments.

(7)	Ratios are based on net premiums earned from P&C operations.

Year Ended December 31, 2012 (U.S. dollars in thousands, except ratios)	Insurance	Reinsurance	Total P&C	Corporate and Other (1)	Total
Gross premiums written	$5,166,973	$2,008,157	$7,175,130	$355,753	$7,530,883
Net premiums written	4,072,511	1,884,508	5,957,019	324,432	6,281,451
Net premiums earned	3,924,636	1,841,342	5,765,978	324,459	6,090,437
Net losses and loss expenses	2,691,056	1,074,426	3,765,482	486,195	4,251,677
Acquisition costs	504,227	368,172	872,399	41,093	913,492
Operating expenses (2)	754,308	157,657	911,965	9,335	921,300
Underwriting profit (loss)	$(24,955)	$241,087	$216,132	$(212,164)	$3,968
Net investment income			641,237	299,443	940,680
Net results from structured products (3)	20,978	(15,721)	5,257	—	5,257
Net fee income and other (4)	850	2,492	3,342	426	3,768
Net realized gains (losses) on investments			35,101	(21,003)	14,098
Net realized & unrealized gains (losses) on derivative instruments			—	5,221	5,221
Net income (loss) from investment fund affiliates and operating affiliates (5)			—	112,391	112,391
Exchange (gains) losses			—	10,545	10,545
Corporate operating expenses			—	204,502	204,502
Contribution from P&C and Corporate and Other			$901,069	$(30,733)	$870,336
Interest expense (6)				105,925	105,925
Non-controlling interests				79,255	79,255
Income tax expense				34,028	34,028
Net income (loss) attributable to ordinary shareholders					$651,128
Ratios – P&C operations: (7)
Loss and loss expense ratio	68.6%	58.4%	65.3%
Underwriting expense ratio	32.0%	28.5%	31.0%
Combined ratio	100.6%	86.9%	96.3%
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(1)	Corporate and Other includes other items of our revenue and expenditure that are not evaluated at the segment level for reporting purposes, as well as the Company's run-off life operations.

(2)	Operating expenses exclude Corporate operating expenses, shown separately.

(3)	The net results from P&C structured products include net investment income and interest expense of $71.7 million and $66.3 million, respectively.

(4)	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.

(5)	The Company records the income related to the alternative funds and to the private investment and operating fund affiliates on a one-month and three-month lag, respectively.

(6)	Interest expense excludes interest expense related to deposit liabilities recorded in the Insurance and Reinsurance segments.

(7)	Ratios are based on net premiums earned from P&C operations.

Year Ended December 31, 2011 (U.S. dollars in thousands, except ratios)	Insurance	Reinsurance	Total P&C	Corporate and Other (1)	Total
Gross premiums written	$4,824,665	$2,073,619	$6,898,284	$394,555	$7,292,839
Net premiums written	3,707,664	1,725,724	5,433,388	362,362	5,795,750
Net premiums earned	3,663,727	1,663,385	5,327,112	363,018	5,690,130
Net losses and loss expenses	2,951,413	1,126,978	4,078,391	535,074	4,613,465
Acquisition costs	461,965	324,128	786,093	40,318	826,411
Operating expenses (2)	683,814	176,167	859,981	9,311	869,292
Underwriting profit (loss)	$(433,465)	$36,112	$(397,353)	$(221,685)	$(619,038)
Net investment income			745,138	318,061	1,063,199
Net results from structured products (3)	10,976	12,053	23,029	—	23,029
Net fee income and other (4)	(16,370)	3,903	(12,467)	219	(12,248)
Net realized gains (losses) on investments			(98,360)	(89,999)	(188,359)
Net realized & unrealized gains (losses) on derivative instruments			—	(10,738)	(10,738)
Net income (loss) from investment fund affiliates and operating affiliates (5)			—	103,039	103,039
Exchange (gains) losses			—	(40,640)	(40,640)
Corporate operating expenses			—	160,596	160,596
Contribution from P&C and Corporate and Other			$259,987	$(21,059)	$238,928
Interest expense (6)				154,084	154,084
Non-controlling interests				70,877	70,877
Impairment of goodwill				429,020	429,020
Income tax expense				59,707	59,707
Net income (loss) attributable to ordinary shareholders					$(474,760)
Ratios – P&C operations: (7)
Loss and loss expense ratio	80.6%	67.8%	76.6%
Underwriting expense ratio	31.2%	30.0%	30.9%
Combined ratio	111.8%	97.8%	107.5%
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(1)	Corporate and Other includes other items of our revenue and expenditure that are not evaluated at the segment level for reporting purposes, as well as the Company's run-off life operations.

(2)	Operating expenses exclude Corporate operating expenses, shown separately.

(3)	The net results from P&C structured products include net investment income and interest expense of $74.6 million and $51.5 million, respectively.

(4)	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.

(5)	The Company records the income related to the alternative funds and to the private investment and operating fund affiliates on a one-month and three-month lag, respectively.

(6)	Interest expense excludes interest expense related to deposit liabilities recorded in the Insurance and Reinsurance segments.

(7)	Ratios are based on net premiums earned from P&C operations.
The following tables summarize the Company’s net premiums earned by line of business:

Year Ended December 31, 2013 (U.S. dollars in thousands)	Insurance	Reinsurance	Corporate and Other	Total
P&C Operations:
Professional	$1,370,196	$206,169	$—	$1,576,365
Casualty	1,389,851	312,156	—	1,702,007
Property catastrophe	—	492,568	—	492,568
Property	544,278	561,105	—	1,105,383
Marine, energy, aviation and satellite	—	94,797	—	94,797
Specialty	732,042	—	—	732,042
Other (1)	231,310	79,627	—	310,937
Total P&C Operations	$4,267,677	$1,746,422	$—	$6,014,099
Corporate and Other:
Run-off Life operations - Annuity	—	—	122,715	122,715
Run-off Life operations - Other Life	—	—	172,707	172,707
Total Corporate and Other	$—	$—	$295,422	$295,422
Total	$4,267,677	$1,746,422	$295,422	$6,309,521
Year Ended December 31, 2012
P&C Operations:
Professional	$1,350,319	$213,324	$—	$1,563,643
Casualty	1,165,753	311,166	—	1,476,919
Property catastrophe	—	463,975	—	463,975
Property	489,739	613,291	—	1,103,030
Marine, energy, aviation and satellite	—	147,362	—	147,362
Specialty	708,568	—	—	708,568
Other (1)	210,257	92,224	—	302,481
Total P&C Operations	$3,924,636	$1,841,342	$—	$5,765,978
Corporate and Other:
Run-off Life operations - Annuity	$—	$—	$126,912	$126,912
Run-off Life operations - Other Life	—	—	197,547	197,547
Total Corporate and Other	$—	$—	$324,459	$324,459
Total	$3,924,636	$1,841,342	$324,459	$6,090,437
Year Ended December 31, 2011
P&C Operations:
Professional	$1,287,231	$213,949	$—	$1,501,180
Casualty	998,326	256,853	—	1,255,179
Property catastrophe	—	387,523	—	387,523
Property	464,576	587,611	—	1,052,187
Marine, energy, aviation and satellite	—	130,855	—	130,855
Specialty	702,604	—	—	702,604
Other (1)	210,990	86,594	—	297,584
Total P&C Operations	$3,663,727	$1,663,385	$—	$5,327,112
Corporate and Other:
Run-off Life operations - Annuity	$—	$—	$132,232	$132,232
Run-off Life operations - Other Life	—	—	230,786	230,786
Total Corporate and Other	$—	$—	$363,018	$363,018
Total	$3,663,727	$1,663,385	$363,018	$5,690,130
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(1)
Other within the Insurance segment includes: excess and surplus, programs, surety, structured indemnity and certain discontinued lines. Other within the Reinsurance segment includes: whole account contracts, surety and other lines.

The following table shows an analysis of the Company’s net premiums written by geographical location of subsidiary where the premium is written for the years ended December 31:

(U.S. dollars in thousands)	2013	2012	2011
P&C Operations:
Bermuda	$658,041	$644,566	$572,825
United States	2,650,916	2,626,855	2,320,274
Europe	2,111,065	2,202,209	2,065,197
Other	483,960	483,389	475,092
Total P&C operations	$5,903,982	$5,957,019	$5,433,388
Run-off life operations:
Bermuda	$117,948	$129,997	$149,466
Europe	177,474	194,435	212,896
Total run-off life operations	$295,422	$324,432	$362,362